Net cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

(CHF in thousands)	6/30/2022	12/31/2021

Cash on hand	16	3
Current bank accounts	299,038	419,546
Digital wallets	9,468	5,761
Fixed deposit	249,149	227,771
Cash and cash equivalents	557,671	653,081